Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Warranty Obligations [Table Text Block]

The changes in the carrying amount of warranty obligations are as follows:

	Year Ended
	December 31,	December 31,
(In millions)	2011	2010

Beginning Balance	$41.7	$45.1
Provision charged to income	54.4	40.9
Usage	(55.1)	(42.7)
Acquisitions	3.0	0.2
Adjustments to previously provided warranties, net	(1.2)	(1.5)
Other, net	(0.6)	(0.3)

Ending Balance	$42.2	$41.7

Inventories [Table Text Block]	The components of inventories are as follows:
	December 31,	December 31,
(In millions)	2011	2010

Raw Materials	$335.2	$299.3
Work in Process	129.3	101.0
Finished Goods	865.6	752.7

	$1,330.1	$1,153.0

Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consists of the following:

	December 31,	December 31,
(In millions)	2011	2010

Land	$179.9	$137.0
Buildings and Improvements	747.4	649.0
Machinery, Equipment and Leasehold Improvements	1,647.6	1,354.4

	2,574.9	2,140.4
Less: Accumulated Depreciation and Amortization	963.6	820.5

	$1,611.3	$1,319.9

Finite-Lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2011			December 31, 2010
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$6,572.6	$(2,146.5)	$4,426.1	$5,215.8	$(1,741.3)	$3,474.5
Product technology	2,268.5	(726.7)	1,541.8	1,266.7	(546.1)	720.6
Tradenames	763.0	(264.9)	498.1	605.3	(221.6)	383.7
Patents	19.5	(18.5)	1.0	19.7	(17.9)	1.8
Other	13.6	(12.7)	0.9	14.0	(12.2)	1.8

	9,637.2	(3,169.3)	6,467.9	7,121.5	(2,539.1)	4,582.4

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	21.1	—	21.1	4.4	—	4.4

	1,348.0	—	1,348.0	1,331.3	—	1,331.3

	$10,985.2	$(3,169.3)	$7,815.9	$8,452.8	$(2,539.1)	$5,913.7

Discontinued Operations:
Definite Lives:
Customer relationships				$70.7	$(25.4)	$45.3
Product technology				55.9	(24.1)	31.8
Tradenames				70.9	(20.6)	50.3

				$197.5	$(70.1)	$127.4

Indefinite-lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2011			December 31, 2010
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$6,572.6	$(2,146.5)	$4,426.1	$5,215.8	$(1,741.3)	$3,474.5
Product technology	2,268.5	(726.7)	1,541.8	1,266.7	(546.1)	720.6
Tradenames	763.0	(264.9)	498.1	605.3	(221.6)	383.7
Patents	19.5	(18.5)	1.0	19.7	(17.9)	1.8
Other	13.6	(12.7)	0.9	14.0	(12.2)	1.8

	9,637.2	(3,169.3)	6,467.9	7,121.5	(2,539.1)	4,582.4

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	21.1	—	21.1	4.4	—	4.4

	1,348.0	—	1,348.0	1,331.3	—	1,331.3

	$10,985.2	$(3,169.3)	$7,815.9	$8,452.8	$(2,539.1)	$5,913.7

Discontinued Operations:
Definite Lives:
Customer relationships				$70.7	$(25.4)	$45.3
Product technology				55.9	(24.1)	31.8
Tradenames				70.9	(20.6)	50.3

				$197.5	$(70.1)	$127.4

Finite-Lived Acquisition-related Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

2012	$735.5
2013	722.3
2014	685.8
2015	666.3
2016	632.9
2017 and thereafter	3,025.1

$6,467.9

Goodwill [Table Text Block]

       The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2009	$1,572.3	$2,181.1	$4,938.8	$8,692.2
Acquisitions	278.6	21.3	13.9	313.8
Tax benefit from Fisher equity awards	(0.9)	(5.2)	(15.8)	(21.9)
Currency translation	(0.1)	(6.4)	2.0	(4.5)
Other	(0.4)	2.1	(0.4)	1.3

Balance at December 31, 2010	1,849.5	2,192.9	4,938.5	8,980.9
Acquisitions	1,316.9	1,828.8	18.4	3,164.1
Finalization of purchase price allocations for 2010 acquisitions	(4.4)	—	5.0	0.6
Tax benefit from Fisher equity awards	(0.1)	(0.9)	(2.7)	(3.7)
Sale of businesses	(0.1)	—	(9.9)	(10.0)
Currency translation	(7.7)	(150.1)	(1.9)	(159.7)
Other	(0.5)	(0.1)	1.7	1.1

Balance at December 31, 2011	$3,153.6	$3,870.6	$4,949.1	$11,973.3